CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Allowance for doubtful accounts related to accounts receivable	$ 30,000	$ 30,000	$ 30,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued	1,401,786	1,401,786	1,401,786
Preferred stock, outstanding	1,401,786	1,401,786	1,401,786
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	250,000,000	250,000,000	250,000,000
Common stock, issued	128,539,418	128,539,418	128,139,418
Common stock, outstanding	128,539,418	128,539,418	128,139,418